EMPLOYEE AND DIRECTOR INCENTIVE PLANS (Tables)	6 Months Ended
Jun. 30, 2021
Share-based Payment Arrangement [Abstract]
Nonvested Restricted Stock Shares Activity
The following table presents the restricted share activity for the six-month period ended June 30, 2021 (in thousands, except price per share):

Restricted Stock Units	Number of Restricted Stock	Weighted-Average Grant Date Fair Value
Outstanding at January 1, 2021	1,197	$7.31
Granted	56	$12.10
Exercised	(83)	$7.31
Forfeited/Canceled	(101)	$11.73
Outstanding at June 30, 2021	1,069	$7.14

Share-Based Payment Arrangement, Option, Activity
The following table presents the stock option activity for the quarter ended June 30, 2021 (in thousands, except price per share):

Stock Options	Number of Stock Options	Weighted-Average Grant Date Fair Value	Weighted-Average Remaining Contractual Term (in Years)	Total Intrinsic Value of Stock Options Vested
Outstanding at January 1, 2021	551	$3.34	5.9 years	$—
Granted	59	$5.77	5.9 years	$—
Forfeited/expired	(47)	$5.33	—	$—
Outstanding at June 30, 2021	563	$3.43	5.9 years	$—
Vested at June 30, 2021	(9)	$3.34	—	$47.36